RESULTS FROM OPERATING ACTIVITIES - Other Income (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Analysis of income and expense [abstract]
Gain on disposal of property, plant and equipment	R 10.3	R 6.6	R 0.1
Insurance claim refund	0.0	84.7	0.0
Sundry income	0.1	0.0	0.0
Other income	10.4	91.3	R 0.1
Receipts from claims	R 31.7	R 53.0